Other Liabilities (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Liabilities for unpaid and incurred but not reported claims	$ 405.8	$ 416.6	$ 431.5	$ 426.4